DEBT	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
DEBT [Text Block]

18. DEBT

	As at December 31,
	2023	2022
Current:
Lease liabilities (d)	11,040	7,613
Gibraltar equipment loans (e)	11,105	8,489
Florence project facility (f)	5,513	-
Lease related obligations (g)	-	2,307
	27,658	18,409
Long-term:
Senior secured notes (a)	529,880	541,760
Revolving credit facility (b)	26,494	-
Lease liabilities (d)	6,929	7,408
Gibraltar equipment loans (e)	26,887	24,550
Florence project facility (f)	26,851	-
Lease related obligations (g)	-	3,009
	617,041	576,727
Deferred financing fees	(6,808)	(8,567)
Total debt	637,891	586,569

(a) Senior secured notes

On February 10, 2021, the Company completed an offering of US$400 million aggregate principal amount of senior secured notes (the "2026 Notes"). The 2026 Notes mature on February 15, 2026 and bear interest at an annual rate of 7.0%, payable semi-annually on February 15 and August 15. A portion of the proceeds were used to redeem the outstanding US$250 million 8.75% Senior Secured Notes due on June 15, 2022. The remaining proceeds, net of transaction costs, call premium and accrued interest, of approximately $167 million (US$131 million) were available for capital expenditures, including at its Florence Copper project and Gibraltar mine, working capital and for general corporate purposes.

The 2026 Notes are secured by liens on the shares of Taseko's wholly-owned subsidiary, Gibraltar Mines Ltd., and the subsidiary's rights under the joint venture agreement relating to the Gibraltar mine, as well as the shares of Curis Holdings (Canada) Ltd. and Florence Holdings Inc. The 2026 Notes are guaranteed by each of Taseko's existing and future restricted subsidiaries.

The 2026 Notes also allow for up to US$145 million of first lien secured debt to be issued and up to US$50 million of debt for equipment financing and US$30 million for Florence project debt, all subject to the terms of the note indenture. The noted amounts also can increase as consolidated of total assets increase. The Company is also subject to certain restrictions on asset sales, issuance of preferred stock, dividends and other restricted payments. However, there are no maintenance covenants with respect to the Company's financial performance.

The Company may redeem some or all of the 2026 Notes at any time on or after February 15, 2024, at redemption prices ranging from 101.75% to 100%, plus accrued and unpaid interest to the date of redemption. On a change of control, the 2026 Notes are redeemable at the option of the holder at a price of 101%.

(b) Revolving credit facility

On October 6, 2021, the Company closed a secured US$50 million revolving credit facility (the "Facility"). The Facility is secured by first liens against Taseko's rights under the Gibraltar joint venture, as well as, the shares of Gibraltar Mines Ltd., Curis Holdings (Canada) Ltd., and Florence Holdings Inc. The Facility will be available for capital expenditures, working capital and general corporate purposes.

On February 1, 2023, the Company entered into an agreement to extend the maturity date of the Facility by an additional year to July 2, 2026. On June 30, 2023, the Company entered into an amended agreement with the lender, increasing the Facility by US$30 million for a total of US$80 million.

Amounts outstanding under the facility bear interest at the Adjusted Term SOFR rate plus an applicable margin and have a standby fee of 1.00%. As at December 31, 2023, a total of US$20,000 was advanced under the Facility.

The Facility has customary covenants for a revolving credit facility. Financial covenants include a requirement for the Company to maintain a senior debt leverage ratio, an interest coverage ratio, a minimum tangible net worth and a minimum liquidity amount as defined under the Facility. The Company was in compliance with these covenants as at December 31, 2023.

(c) Letter of credit facilities

The Gibraltar joint venture has in place a $7 million credit facility for the purpose of providing letters of credit ("LC") to key suppliers of the Gibraltar mine to assist with ongoing trade finance and working capital needs. Any LCs issued under the facility will be guaranteed by Export Development Canada ("EDC") under its Account Performance Security Guarantee program. The facility is renewable annually, is unsecured and contains no financial covenants. As at December 31, 2023, a total of $3.75 million in LCs were issued and outstanding under this LC facility (December 31, 2022 - $3.75 million).

On April 8, 2022, the Company closed a US$4 million credit facility for the sole purpose of issuing LCs to certain key contractors in conjunction with the development of Florence Copper. Any LCs to be issued under this facility will also be guaranteed by EDC. The facility is renewable annually, is unsecured and contains no financial covenants.

(d) Lease liabilities

Lease liabilities include the Company's outstanding lease liabilities under IFRS 16. As at December 31, 2023, the net carrying amount of leased assets was $18,537 (2022 - $34,051). The lease liabilities have monthly repayment terms ranging between 12 and 84 months.

(e) Gibraltar equipment loans

The equipment loans at December 31, 2023 are secured by most of the existing mobile mining equipment at the Gibraltar mine and commenced between December 2022 and June 2023 with monthly repayment terms of 48 months and with interest rates ranging between 8.9% to 9.4%.

On June 20, 2023, the Company entered into an equipment financing agreement for the amount of US$9.6 million with monthly repayment terms of 48 months and the loan bears interest at the rate of 9.4%.

(f) Florence project facility

In the fourth quarter of 2023, the Company entered into Florence project debt facility with Bank of America secured against specific to equipment for total proceeds of US$25 million. The facility contains no financial covenants and has monthly repayment of a term of 60 months. The equipment facility bears interest at a blended rate of 9.3%.

(g) Lease related obligations

Lease related obligations relate to a lease arising under a sale leaseback transaction on certain items of equipment at the Gibraltar mine. The lease commenced in June 2019 and had a term of 54 months with an early buy-out option. In June 2023, the Company exercised the early buy-out option for the equipment and repaid the lease obligation balance of $5,578.

(h) Debt continuity

The following schedule shows the continuity of total debt for the years ended December 31, 2023 and 2022:

	2023	2022
Total debt as at January 1	586,569	531,749
Revolving credit facility advance	26,494	-
Lease additions	12,267	12,382
Equipment loans net proceeds	45,302	31,770
Lease liabilities and equipment loans repayments	(31,953)	(26,443)
Lease and equipment loans from Cariboo acquisition (Note 4)	9,144	-
Unrealized foreign exchange (gain) loss	(12,533)	34,490
Amortization of deferred financing charges	2,791	2,621
Deferred financing charges	(190)	-
Total debt as at December 31	637,891	586,569